Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 254,892		$ 138,731	$ 116,946
Lease liabilities	18,757		14,556	15,245
Others			8
Less: Amounts capitalized in qualifying assets	(7,692)		(10,856)	(11,193)
Interest expense	265,957		142,439	120,998
Finance expense	433		10,840	10,186
Finance costs	$ 266,390	$ 8,700	$ 153,279	$ 131,184